Long-term debt and credit facilities (Tables)	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Long Term Debt and Credit Facilities	Long-term debt and credit facilities

	March 31, 2013	March 31, 2012
First lien facility	$288,225	$291,275
Current portion of long-term debt	(3,050)	(3,050)

	$285,175	$288,225